Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Commitments through Purchase and Sale Transactions of Investments

	2017		2016
	Purchase	Sale	Purchase	Sale

Real estate	196	39	-	44
Mortgage loans	3,152	69	424	78
Private loans	705	-	44	-
Other	2,373	-	1,314	-

Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases

Future lease payments

			2017			2016
Future lease payments	Not later than 1 year	1-5 years	Later than 5 years	Not later than 1 year	1-5 years	Later than 5 years

Operating lease obligations	74	143	201	88	189	231
Operating lease rights	41	104	27	53	124	32

Summary of Other Commitments and Contingencies

Other commitments and contingencies

	2017	2016

Guarantees	483	682
Standby letters of credit	12	29
Share of contingent liabilities incurred in relation to interests in joint ventures	39	40
Other guarantees	16	18
Other commitments and contingent liabilities	32	12